Label	Element	Value
Miller Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Miller Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Miller Income Fund (the “Fund”), seeks to provide a high level of income while maintaining the potential for growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the funds managed by Miller Value Partners, LLC (“Miller Value Funds”). More information about these and other discounts is available from your financial intermediary (banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries) (each called a “Financial Intermediary”), in this Prospectus on page 28 under the heading “Choosing a class of shares to buy,” in Appendix A to this Prospectus – Financial Intermediary Sales Charge Variations, and in the Fund’s statement of additional information (“SAI”) on page 50 under the heading “Sales Charge Waivers and Reductions.”
You may pay other fees, such as brokerage commissions and other fees to Financial Intermediaries, which are not reflected in the fee table and Example below. For example, if you purchase Class I shares or Class IS shares through a Financial Intermediary acting solely as an agent on behalf of its customers, that Financial Intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
The Predecessor Fund’s portfolio turnover rate for the fiscal year ended September 30, 2023 was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the funds managed by Miller Value Partners, LLC (“Miller Value Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the Expense Cap and the Class I Expense Cap (for Class I only) for the first year of each period) and you reinvest all distributions and dividends without a sales charge.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment style is flexible and intended to generate a high level of income from a wide array of sources. The investment strategy involves identifying instances where the Adviser believes the capital markets have mispriced investment opportunities and exploiting price discrepancies and inefficiencies in the market. The Fund’s strategy is not limited by investment style or asset class, and the portfolio manager has the ability to move across asset classes and up and down the capital structure in an effort to access the greatest yield and valuation opportunities. The portfolio manager believes that this flexible approach will allow the Fund to maintain a high level of income while also preserving the opportunity for growth over time.
Under normal market conditions, the Fund will invest without limit primarily in cash distributing equity, and equity-like securities, fixed income securities, derivatives, and other financial instruments of issuers located anywhere in the world. The cash distributing securities in which the Fund may invest include, but are not limited to, common stock, business development companies (“BDCs”), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end investment companies, exchange traded funds (“ETFs”), preferred stock, convertible securities, trust preferred securities, investment grade corporate bonds, below investment grade corporate bonds (commonly known as “junk bonds”), royalty trusts, commodity-linked derivatives, asset-backed and mortgage-backed securities, private mortgage-related securities, including non-U.S. mortgage pass-through securities, U.S. government securities, U.S. government and agency bonds, sovereign government and agency bonds, municipal securities, bank loans, emerging market debt, equipment trust certificates, money market instruments, zero coupon bonds, indexed securities, including those that are linked to currencies, and inflation-indexed securities, structured notes including those that are linked to currencies, depositary receipts, and floating rate debt instruments. The Fund can invest without limit in foreign securities in any country, including countries with developing or emerging markets.
Derivatives may be used by the Fund as a hedging technique in an attempt to manage risk, as a substitute for buying or selling securities, to provide additional exposure to investment types or market factors, to change the characteristics of the Fund’s portfolio, and/or in an attempt to enhance income or returns. Derivative instruments the Fund may use primarily include options, forwards, including currency forwards, futures and swaps. The Fund’s derivative investments may be significant at times.
The Adviser actively searches across securities of all market capitalizations to identify undervalued securities which have historically distributed a high level of income. This includes detailed and ongoing research on the portfolio’s holdings, including issuers’ debt ratios and cash flows, and management's capital allocation priorities and track records. The Adviser continually applies the same analysis to the existing positions in the portfolio and looks to exit from a position if it no longer fits these criteria.
The Fund is classified as non-diversified, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. As of September 30, 2023, 16.3% of the Predecessor Fund’s assets were invested in the Financial Services sector.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the historical performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on or about January 19, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. The Predecessor Fund, also advised by the Adviser, had the same investment objective and strategies as the Fund. On February 27, 2017, the Predecessor Fund acquired the assets and assumed the liabilities of the Miller Income Opportunity Trust (the “Prior Predecessor Fund”), an open-end fund that had substantially similar investment strategies and the same portfolio management team. Class A, Class C, Class FI, Class I, and Class IS shares of the Predecessor Fund assumed the performance, financial and other historical information of the Prior Predecessor Fund’s corresponding class of shares; therefore, the performance of the Predecessor Fund reflects the performance of the Prior Predecessor Fund prior to February 27, 2017.
The bar chart shows changes in the Predecessor Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Predecessor Fund that has been in operation for at least one full calendar year and also compares the Predecessor Fund’s performance with the average annual total returns of a domestic broad-based index and secondary index provided to offer a broader market perspective. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.
The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. The Fund makes updated performance information, including its current net asset value, available at the Fund’s website, www.millervaluefunds.com, or by calling the Fund at 1‑888‑593-5110.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑888‑593-5110
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.millervaluefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	6/30/2020	21.98%
Lowest Return Quarter	3/31/2020	-38.42%
The year-to-date return for the Predecessor Fund’s Class A as of September 30, 2023 was 2.02%.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns(for periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns for classes other than Class A will vary from returns shown for Class A. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Miller Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-diversification risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) for classification as a regulated investment company (“RIC”).

Miller Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Miller Income Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Miller Income Fund | Market and interest rate risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market and interest rate risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Miller Income Fund | Stock market and equity securities risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Miller Income Fund | Value investing risk Member
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Risk [Text Block]	rr_RiskTextBlock
Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Miller Income Fund | Issuer risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.
Miller Income Fund | Portfolio management risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio management risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the Adviser. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Fund.
Miller Income Fund | REIT risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT risk. The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Miller Income Fund | Illiquid investment risk Member
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Risk [Text Block]	rr_RiskTextBlock	Illiquid investment risk. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Miller Income Fund | Leveraging risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Leveraging risk. The value of your investment may be more volatile if the Fund borrows or uses derivatives or other investments that have a leveraging effect on the Fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund’s assets.
Miller Income Fund | Credit risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
Miller Income Fund | High yield (“junk”) bonds risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Miller Income Fund | Convertible securities risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible securities risk. Convertible securities are subject to both stock market risk associated with equity securities and the credit and interest rate risks associated with fixed income securities. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.
Miller Income Fund | Zero coupon bond risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Zero coupon bond risk. Zero coupon securities pay no interest during the life of the obligation but trade at prices below their stated maturity value. Because zero coupon securities pay no interest until maturity, their prices may fluctuate more than other types of securities with the same maturity in the secondary market.
Miller Income Fund | Prepayment or call risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Miller Income Fund | Extension risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.
Miller Income Fund | Mortgage-backed and asset-backed securities risk Member
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Risk [Text Block]	rr_RiskTextBlock
Mortgage-backed and asset-backed securities risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks. Liquidity of mortgage-backed and asset-backed securities may change dramatically over time.

Miller Income Fund | Foreign investments and emerging markets risk Member
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Risk [Text Block]	rr_RiskTextBlock
Foreign investments and emerging markets risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.
		The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
Miller Income Fund | Currency risk Member
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Risk [Text Block]	rr_RiskTextBlock	Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Miller Income Fund | Sovereign debt risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers.
Miller Income Fund | Derivatives risk Member
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Risk [Text Block]	rr_RiskTextBlock
Derivatives risk. Using derivatives can increase the Fund’s losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.
Rule 18f-4 under the Investment Company Act of 1940 (the “1940 Act”) provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. Swap agreements may increase or decrease the overall volatility of the Fund’s investments and share price. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of MBS, and inflation sensitivity, and borrowing rates.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

Miller Income Fund | Derivatives Risk, Futures Contract Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Miller Income Fund | Derivatives Risk, Options Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Miller Income Fund | Derivatives Risk, Swaps Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. Swap agreements may increase or decrease the overall volatility of the Fund’s investments and share price. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of MBS, and inflation sensitivity, and borrowing rates.

Miller Income Fund | Derivatives Risk, Leverage Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

Miller Income Fund | Commodities risk Member
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Risk [Text Block]	rr_RiskTextBlock	Commodities risk. Investing in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. The Fund’s ability to gain exposure to commodities using derivatives, and other means, may be limited by tax considerations.
Miller Income Fund | Valuation risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Miller Income Fund | Yield risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Yield risk. The amount of income received by the Fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.
Miller Income Fund | Market sector risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market sector risk. The Fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.
Miller Income Fund | MLP risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were treated as a corporation for federal income tax purposes, the MLP may incur significant federal and state tax liability, which could cause a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.
Miller Income Fund | Municipal securities risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Municipal securities risks. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or worsen.
Miller Income Fund | Investment company and ETF risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment company and ETF risk. Investing in securities issued by investment companies and ETFs involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Miller Income Fund | BDC risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	BDC risk. BDCs carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
Miller Income Fund | Inflation-indexed securities risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation-indexed securities risk. The values of inflation-indexed fixed income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). The principal value of inflation-indexed securities declines in periods of deflation, and holders of such securities may experience such a loss. Although the holders of U.S. Treasury Inflation-Protection Securities (“U.S. TIPS”) receive no less than the par value of the security at maturity, if the Fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond. Because an increase in principal value of an inflation-indexed security is treated as taxable income to the owner in the year the adjustment is made, even though no cash is paid out, the Fund could be required to sell other securities to make required distributions, including when it is not advantageous to do so. Inflation-indexed securities do not protect against the decline in value of debt securities caused by increases in nominal interest rates.
Miller Income Fund | Privately placed securities risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Privately placed securities risk. Investments in privately placed securities, which are securities issued through private placements, involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject, there may be very little public information available about the issuers and they may have limited liquidity.

Miller Income Fund | Market events risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market events risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation and interest rates increased by the Federal Reserve have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Investments in Russian securities may also require the Fund to write-down such positions.
In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.
		Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Miller Income Fund | Equipment trust certificate risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equipment trust certificate risk. The Fund may also invest in equipment trust certificates, a type of asset-backed security typically issued by a railroad, airline or other transportation firm. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serves as collateral for the related issue of certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee firm or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the equipment trust certificate. Equipment trust certificates are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue.

Miller Income Fund | Redemption risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
Miller Income Fund | Cyber-security risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and Financial Intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Miller Income Fund | Financial services sector risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial services sector risk. The Fund is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services sector, including the commercial banking and insurance industries, than a fund that does not focus its investments in the financial services sector. Economic downturns, credit losses and severe price competition, among other things, can negatively affect this sector. The profitability of financial services companies is dependent on the availability and cost of capital and can be significantly affected by changes in interest rates and monetary policy. Financial services companies are also subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation. Financial services companies will be particularly affected by these changes in regulation, and the impact of these changes on any individual company or on the sector as a whole may not be fully known for some time.
Miller Income Fund | Fixed income securities risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds”. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Miller Income Fund | Bank loans risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Bank loans risk. The primary risk in an investment in loans is that borrowers may be unable to meet their interest and/or principal payment obligations. Loans in which the Fund invests may be made to finance highly leveraged borrowers which may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans in which the Fund may invest may be either collateralized or uncollateralized and senior or subordinate. Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in loans that hold a more senior position in the borrower’s capital structure and/or are secured with collateral. In addition, loans are generally subject to illiquid investment risk. The Fund may acquire an interest in loans by purchasing participations in and/or assignments of portions of loans from third parties or by investing in pools of loans, such as collateralized debt obligations. Bank loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses.
Miller Income Fund | Closed-end investment company risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Closed-end investment company risk. Investing in a closed-end investment company will give the Fund exposure to the securities comprising the closed-end investment company and will expose the Fund to risks similar to those of investing directly in those securities. Shares of closed-end investment companies are traded on exchanges and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of closed-end investment companies.

Miller Income Fund | Large capitalization company risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.
Miller Income Fund | Operational risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Operational risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund.

Miller Income Fund | Royalty trust risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Royalty trust risk. The value of the equity securities of the royalty trusts in which the Fund invests may fluctuate in accordance with changes in the financial condition of those royalty trusts, the condition of equity markets generally, commodity prices and other factors. Distributions on royalty trusts in which the Fund may invest will depend upon the declaration of distributions from the constituent royalty trusts, but there can be no assurance that those royalty trusts will pay distributions on their securities.
Miller Income Fund | Small and medium capitalization company risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small and medium capitalization company risk. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio manager believes appropriate and may offer greater potential for losses.

Miller Income Fund | Structured notes risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Structured notes risk. Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the borrower and to the issuer of the underlying investment. If the underlying investment or index does not perform as anticipated, the investment might pay less interest than the stated coupon payment or repay less principal upon maturity. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a complete loss of invested capital. Structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Miller Income Fund | U.S. government securities risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
U.S. government securities risk. U.S. government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Miller Income Fund | Warrants risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Warrants risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments.

Miller Income Fund | BofA Merrill Lynch High Yield Master II Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Master II Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.17%)
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Miller Income Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Miller Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LMCJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	There is no front-end sales charge on purchases of $1 million or more. There is a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem Class A shares within 18 months of purchases of $1 million or more. This CDSC is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 35.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	125
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	416
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	728
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 613
Annual Return 2015	rr_AnnualReturn2015	(14.76%)
Annual Return 2016	rr_AnnualReturn2016	14.07%
Annual Return 2017	rr_AnnualReturn2017	16.41%
Annual Return 2018	rr_AnnualReturn2018	(8.19%)
Annual Return 2019	rr_AnnualReturn2019	24.63%
Annual Return 2020	rr_AnnualReturn2020	(2.93%)
Annual Return 2021	rr_AnnualReturn2021	28.72%
Annual Return 2022	rr_AnnualReturn2022	(22.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.42%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(27.42%)
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Miller Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(28.66%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)	[1]
Miller Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(15.87%)
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%	[1]
Miller Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	433
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	650
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 433
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(24.27%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Miller Income Fund | Class FI
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LMCKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	760
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,680
Label	rr_AverageAnnualReturnLabel	Class FI
1 Year	rr_AverageAnnualReturnYear01	(22.92%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Miller Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LMCLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	604
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
Label	rr_AverageAnnualReturnLabel	Class I
1 Year	rr_AverageAnnualReturnYear01	(22.73%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Miller Income Fund | Class IS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LMCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,272
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	568
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,272
Label	rr_AverageAnnualReturnLabel	Class IS
1 Year	rr_AverageAnnualReturnYear01	(22.79%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014

[1]	Since inception of the Prior Predecessor Fund on 2/28/2014.
[2]	There is no front-end sales charge on purchases of $1 million or more. There is a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem Class A shares within 18 months of purchases of $1 million or more. This CDSC is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 35.
[3]	Other Expenses are based on amounts for the Miller Income Fund, a series of Trust for Advised Portfolios (the “Predecessor Fund”) for the fiscal year ended September 30, 2023.
[4]	Miller Value Partners, LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse operating expenses (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 0.89% of average daily net assets for all share classes of the Fund. This contractual limit may be referred to as the “Expense Cap.” The Adviser may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least January 31, 2025.
[5]	The Adviser has also contractually agreed to reimburse operating expenses applicable to Class I (other than management fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, or extraordinary expenses such as litigation) in order to limit the total annual fund operating expenses for Class I (after fee waivers and/or expense reimbursements) to 0.95% of average daily net assets attributable to Class I shares. This contractual limit may be referred to as the “Class I Expense Cap.” The Adviser may request recoupment from Class I of previously waived fees and reimbursed expenses under the Class I Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Class I expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Class I Expense Cap in place at the time such amounts were waived or paid, or (2) the Class I Expense Cap at the time of the recoupment. The Class I Expense Cap will remain in effect through at least January 31, 2025.
[6]	A CDSC of 1.00% will be charged if you redeem within one year of purchasing Class C shares. This charge is waived for certain investors as defined in the “More about Contingent Deferred Sales Charges” section on page 35.